US
                                     GLOBAL
                                    LEADERS
                                     GROWTH
                                      FUND








                               SEMI-ANNUAL REPORT
                            For the Six Months Ended
                               December 31, 2000

                                       US
                                     GLOBAL
                                    LEADERS
                                     GROWTH
                                      FUND

Dear Fellow Long-Term Investor:

The  following  summarizes   investment   performance  for  our  Fund  including
comparisons with the S&P 500 Index and the Lipper Large-Cap Core Fund Index:

                                                    5 YEARS      INCEPTION
                                         YEAR        ENDING      9/30/95 TO
                                        ENDING      12/31/00      12/31/00
                                       12/31/00   (ANNUALIZED)  (ANNUALIZED)
                                       --------   ------------  ------------
U.S. GLOBAL LEADERS GROWTH FUND*         4.15%       20.71%        21.10%
U.S. GLOBAL LEADERS (AFTER-TAX)          4.15        20.63         21.02

S&P 500 Index                           -9.15        18.29         18.64
Lipper Large-Cap Core Fund Index        -7.37        16.79         16.99
Lipper International Fund Index        -14.72        10.19         10.05

No rain.  No rainbow.

Practically everybody knows how inclement the stock market weather became by year end 2000. Most investors suffered financial downpours ranging in degree from heavy to torrential. Fortunately, it has been more like a drizzle for shareholders of U.S. Global Leaders Growth Fund.

As we enter the New Year, the U.S. economy is clearly slowing from its unsustainable pace and the bubble in technology and internet stocks is def lating. Market participants are starting to recover from a rather severe case of TECHITIS, a manic-depressive type aff liction that periodically breaks out -- although the present epidemic reemerged after an exceptionally long period of dormancy. (Only a small percentage of portfolio managers today lived through the pestilences of the 1960's and 1970's.) It is doubtful that this will be the first recorded instance where a market sector having risen to extreme overvaluation stopped falling when it reached fair valuation, rather than overshooting on the downside.

For the diminished ranks of long term investors, corrections of excesses are actually good news. As recently stated in the Economist "The old rules of economics still apply: the business cycle is not dead and profits do still matter". As do valuations, one might add. The more reasonable investor expectations become, the greater is the appeal of investing in SUSTAINABLE growth companies and exercising patience.

So what's going to cause the downward-trudging-rained-on-parade to reverse course toward the rainbow of the next upward leg of the greatest bull market in history? Among the probabilities:

     * Most importantly, the Fed will re-expand the money supply and lower interest rates until the current economic slowdown is arrested and eventually reaccelerated.

     * The new, more investor friendly administration will lower taxes, among other growth oriented policies.

     *    Energy prices will ease. In effect, a worldwide tax cut.

Barring colossal policy errors, the most likely prospect is that there will be a reasonably soft economic landing in the U.S., and that business activity in the rest of the world, on balance, will continue to rise moderately.

Historically, the prime period for significant outperformance for the shares of our "Global Leaders" has been when economic growth slows, interest rates ease and preceding speculative market excesses have been corrected. That sounds a lot like what the year 2001 is likely to be.

I encourage you to periodically visit the Fund's Internet website: www.usgloballeaders.com. The homepage for our site is a monthly update of the Fact Sheet on the Fund, which shows current holdings, recent performance with relevant comparisons and other important data. Also, shareholders can review their account holdings and transaction information as well as the daily NAV history of the Fund by selecting "View Shareholder Account Information" (the last choice on the left side of the page). Passwords are not necessary to view this information. However, the nine-digit shareholder account number (excluding the "00" sub-account) must be provided as well as the last four digits of the social securit y number or tax ID associated with the account.

It is said that successful investing, like success itself, is a journey, not a destination. We are gratified that you have chosen to invest with U.S. Global Leaders Growth Fund. We are committed to making it a safe and rewarding experience.

Cordially,

/s/ George M. Yeager

George M. Yeager

"PATIENCE IS THE COMPANION OF WISDOM." St. Augustine

* Past performance is no guarantee of future results. Investment returns and share value will f luctuate and investors may have a gain or loss when they redeem shares. The Standard and Poor's 500 Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies. The Lipper Large-Cap Core Fund Index is an unmanaged, net asset weighted index of 30 mutual funds that invest primarily in large companies with wide latitude in the type of shares they buy. The Lipper International Fund Index is an unmanaged, net asset weighted index of 30 mutual funds that invest in securities primarily trading in markets outside the U.S. These indices are not available for investment and do not incur fees or expenses.

                         U.S. GLOBAL LEADERS GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                                               VALUE
  ------                                                               -----
COMMON STOCKS: 99.0%

BEVERAGES: 5.0%
   72,800      Coca-Cola Co.......................................  $ 4,436,250
                                                                    -----------
BUSINESS & INFORMATION SERVICES: 4.4%
   62,200      Automatic Data Processing, Inc.....................    3,938,037
                                                                    -----------
ENTERTAINMENT & LODGING: 6.6%
  137,400      Marriott International, Inc..- Class A ............    5,805,150
                                                                    -----------
FINANCIAL SERVICES: 9.4%
   35,200      American Express Co................................    1,933,800
   51,750      State Street Corp..................................    6,427,868
                                                                    -----------
                                                                      8,361,668
                                                                    -----------
FOOD SERVICES: 12.1%
  114,000      McDonald's Corp....................................    3,876,000
  153,860      Starbucks Corp.* ..................................    6,808,305
                                                                    -----------
                                                                     10,684,305
                                                                    -----------
FOODS: 3.5%
   32,100      Wrigley (WM.) JR. Co. .............................    3,075,581
                                                                    -----------
HEALTH PRODUCTS: 9.1%
   59,100      Abbott Laboratories ...............................    2,862,656
   49,600      Johnson & Johnson .................................    5,211,100
                                                                    -----------
                                                                      8,073,756
                                                                    -----------
HOUSEHOLD PRODUCTS: 3.3%
   44,700      Colgate Palmolive Co...............................    2,885,385
                                                                    -----------
INSURANCE: 6.0%
   53,512      American International Group, Inc..................    5,274,277
                                                                    -----------
MASS MERCHANDISING: 6.3%
  104,313      Wal-Mart Stores, Inc...............................    5,541,628
                                                                    -----------
PHARMACEUTICALS: 14.3%
   66,700      Merck & Co.........................................    6,244,788
  140,100      Pfizer, Inc........................................    6,444,600
                                                                    -----------
                                                                     12,689,388
                                                                    -----------
SPECIALTY RETAILING: 15.1%
   94,800      Home Depot, Inc....................................    4,331,175
  363,125      Staples, Inc.* ....................................    4,289,414
  149,970      Tiffany & Co.......................................    4,742,801
                                                                    -----------
                                                                     13,363,390
                                                                    -----------
TOILETRIES: 3.9%
   95,392      Gillette Company (The) ............................    3,446,036
                                                                    -----------
TOTAL COMMON STOCKS (cost $52,611,882) ...........................   87,574,851
                                                                    -----------

                         U.S. GLOBAL LEADERS GROWTH FUND

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 ------                                                                -----
REPURCHASE AGREEMENT: 1.0%
 $870,000      Firstar Bank Repurchase Agreement, 4.25%,
               dated 12/29/2000, due 01/02/2001,
               [collateralized by $ 887,338 GNMA, 6.50%
               due 07/15/2009] (value of proceeds $870,405)
               (cost $870,000) ...................................  $   870,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $53,481,882+): 100.0% ....................................   88,444,851
Liabilities in excess of Other Assets: (0.0)% ....................      (27,043)
                                                                    -----------
NET ASSETS: 100.0% ...............................................  $88,417,808
                                                                    ===========

*    Non-income producing security.

+ At December 31, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation ...............................  $35,899,384
     Gross unrealized depreciation ...............................     (936,415)
                                                                    -----------
     Net unrealized appreciation .................................  $34,962,969
                                                                    ===========

See accompanying Notes to Financial Statements.

                         U.S. GLOBAL LEADERS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $53,481,882) .......   $ 88,444,851
  Cash .........................................................            488
  Receivables:
    Dividends and interest .....................................         59,696
    Fund shares sold ...........................................          8,909
  Prepaid expenses .............................................         16,144
                                                                   ------------
          Total assets .........................................     88,530,088
                                                                   ------------
LIABILITIES
  Payables:
    Due to advisor .............................................         78,432
    Administration fees ........................................         13,715
  Accrued expenses .............................................         20,133
                                                                   ------------
          Total liabilities                                             112,280
                                                                   ------------
NET ASSET ......................................................   $ 88,417,808
                                                                   ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($88,417,808/3,264,563 shares outstanding; unlimited number of
  shares authorized without par value) .........................   $      27.08
                                                                   ============

COMPONENTS OF NET ASSETS
  Paid-in capital ..............................................   $ 60,485,665
  Accumulated net investment loss ..............................       (245,205)
  Accumulated net realized loss on investments .................     (6,785,621)
  Net unrealized appreciation on investments ...................     34,962,969
                                                                   ------------
          Net assets ...........................................   $ 88,417,808
                                                                   ============

See accompanying Notes to Financial Statements.

                         U.S. GLOBAL LEADERS GROWTH FUND

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income
  Dividends ..................................................      $   334,708
  Interest ...................................................           12,393
                                                                    -----------
     Total income ............................................          347,101
                                                                    -----------
Expenses
  Advisory fees ..............................................          432,993
  Administration fees ........................................           76,066
  Fund accounting fees .......................................           18,523
  Custody fees ...............................................           14,455
  Transfer agent fees ........................................           12,502
  Audit fees .................................................            7,978
  Registration fees ..........................................            6,956
  Trustee fees ...............................................            6,175
  Miscellaneous ..............................................            5,652
  Reports to shareholders ....................................            4,456
  Insurance expense ..........................................            3,827
  Legal fees .................................................            2,723
                                                                    -----------
     Total expenses ..........................................          592,306
                                                                    -----------
          NET INVESTMENT LOSS ................................         (245,205)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ...........................       (1,568,509)
  Net unrealized appreciation on investments .................        4,111,318
                                                                    -----------
     Net realized and unrealized gain on investments .........        2,542,809
                                                                    -----------
     NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS ............................................      $ 2,297,604
                                                                    ===========

See accompanying Notes to Financial Statements.

                        U.S. GLOBAL LEADERS GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED     YEAR ENDED
                                              DECEMBER 31, 2000#  JUNE 30, 2000
                                              ------------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ....................     $    (245,205)     $    (235,543)
  Net realized loss on investments .......        (1,568,509)        (3,128,940)
  Net unrealized appreciation
    on investments .......................         4,111,318          3,683,001
                                               -------------      -------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ............         2,297,604            318,518
                                               -------------      -------------
CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets
    derived from net change
    in outstanding shares (a) ............          (793,243)       (42,357,663)
                                               -------------      -------------
  TOTAL INCREASE (DECREASE) IN
    NET ASSETS ...........................         1,504,361        (42,039,145)

NET ASSETS
  Beginning of period ....................        86,913,447        128,952,592
                                               -------------      -------------
  End of period ..........................     $  88,417,808      $  86,913,447
                                               =============      =============

(a) A summary of capital share transactions is as follows:

                           SIX MONTHS ENDED                  YEAR ENDED
                          DECEMBER 31, 2000#               JUNE 30, 2000
                       ------------------------       -------------------------
                         SHARES        VALUE           SHARES          VALUE
                       --------    ------------       ---------    ------------
Shares sold             160,214    $  4,219,150       1,715,378    $ 42,449,422
Shares redeemed        (191,730)     (5,012,393)     (3,447,285)    (84,807,085)
                       --------    ------------       ---------    ------------
Net decrease            (31,516)   $   (793,243)     (1,731,907)   $(42,357,663)
                       ========    ============      ==========    ============

#    Unaudited.

See accompanying Notes to Financial Statements.

                         U.S. GLOBAL LEADERS GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                               SEPTEMBER 29,
                                                       ENDED                  YEAR ENDED JUNE 30,                1995*
                                                    DECEMBER 31,  -----------------------------------------     THROUGH
                                                       2000#        2000       1999        1998       1997   JUNE 30, 1996
                                                      -------     -------    -------     -------    -------    -------
Net asset value, beginning of period ..............   $ 26.37     $ 25.65    $ 22.35     $ 16.29    $ 12.08    $ 10.00
                                                      -------     -------    -------     -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ....................     (0.08)      (0.07)     (0.13)      (0.07)     (0.04)      0.01
  Net realized and unrealized gain on investments .      0.79        0.79       3.43        6.13       4.39       2.08
                                                      -------     -------    -------     -------    -------    -------
  Total from investment operations ................      0.71        0.72       3.30        6.06       4.35       2.09
                                                      -------     -------    -------     -------    -------    -------
LESS DISTRIBUTIONS:
  From net investment income ......................        --          --         --          --         --      (0.01)
  From net realized gain ..........................        --          --         --          --      (0.14)        --
                                                      -------     -------    -------     -------    -------    -------
  Total distributions .............................        --          --         --          --      (0.14)     (0.01)
                                                      -------     -------    -------     -------    -------    -------
  Net asset value, end of period ..................   $ 27.08     $ 26.37    $ 25.65     $ 22.35    $ 16.29    $ 12.08
                                                      =======     =======    =======     =======    =======    =======
  Total return ....................................      2.69%^      2.81%     14.77%      37.20%     36.29%   20.83%^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............   $  88.4     $  86.9    $ 129.0     $  89.4    $  26.9    $   9.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........      1.37%+      1.31%      1.31%       1.43%      1.87%      2.55%+
  After fees waived and expenses absorbed .........      1.37%+      1.31%      1.31%       1.42%      1.48%      1.48%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........     (0.57)%+    (0.23)%    (0.66)%     (0.67)%    (0.79)%    (1.08)%+
  After fees waived and expenses absorbed .........     (0.57)%+    (0.23)%    (0.66)%     (0.66)%    (0.39)%    (0.01)%+
  Portfolio turnover rate .........................      2.29%^     24.91%     14.27%       4.02%     21.49%      4.91%^

*    Commencement of operations.
+    Annualized.
^    Not annualized.
#    Unaudited

See accompanying Notes to Financial Statements.

                         U.S. GLOBAL LEADERS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The U.S. Global Leaders Growth Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 29, 1995. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in sustainable growth companies with a global reach.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant  accounting policies consistently
followed by the Fund.   These policies are in conformity with generally accepted
accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Fund accounts and reports for distribution to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL

                         U.S. GLOBAL LEADERS GROWTH FUND

--------------------------------------------------------------------------------

          DISTRIBUTIONS BY INVESTMENT COMPANIES. For the year ended June 30, 2000, the Fund decreased paid-in capital by $235,543 due to the Fund experiencing a net investment loss during the year. In addition, the Fund distributed securities with a market value of $23,948,109 and a cost of $9,258,535 to shareholders in in-kind redemptions during the year ended June 30, 2000. The net unrealized appreciation of $14,689,574 was reclassified to paid-in capital. Net assets were not affected by these reclassifications.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the six months ended December 31, 2000, Yeager, Wood & Marshall, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended December 31, 2000, the Fund incurred $432,993 in advisory fees.

     The Fund is responsible for its own operating expenses. However, the Advisor has agreed to limit the Fund's total expenses to not more than 1.39% of average daily net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund within three years, provided the Fund is able to effect such reimbursement and remain in compliance with any applicable expense limitations then in effect. The Advisor has agreed not to seek recoupment of the expenses waived for the Fund.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million    -  $30,000
     $15 to $50  million  -  0.20% of average daily net assets
     $50 to $80 million   -  0.15% of average daily net assets
     $80 to $100 million  -  0.10% of average daily net assets
     Over $100 million    -  0.05% of average daily net assets

                         U.S. GLOBAL LEADERS GROWTH FUND

--------------------------------------------------------------------------------

     For the six months ended December 31, 2000, the Fund incurred $76,066 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from the sale of securities, excluding short-term investments, for the six months ended December 31, 2000, were $1,969,403 and $2,200,262, respectively.

NOTE 5 - FEDERAL INCOME TAXES

     As of June 30, 2000, the Fund had available for federal income tax purposes $5,099,522 of unused capital loss carry forwards of which $524,262 will expire in 2006, $1,563,910 will expire in 2007 and $3,011,350 expire in 2008.

NOTE 6 - REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

                                     Advisor
                      YEAGER, WOOD & MARSHALL, INCORPORATED
                           630 Fifth Avenue New York,
                                 New York 10111
                                 (212) 765-5350

                                   Distributor
                          FIRST FUND DISTRIBUTORS, INC.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                    Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                     Transfer and Dividend Disbursing Agent
                          AMERICAN DATA SERVICES, INC.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132

                                    Auditors
                                ERNST & YOUNG LLP
                           725 South Figueroa Street
                          Los Angeles, California 90017

                                  Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                       345 California Street, 29th Floor
                        San Francisco, California 94104

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.